Other Operating Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Operating Expense [Abstract]
Schedule of other operating expense
	For the nine months ended September 30,
	2017	2016
	(Unaudited)	(Unaudited)
Depreciation and amortization	$38,629	$29,410
Legal and professional expenses	406,873	928,925
Office related expenses	778,923	228,742
Travel and entertainment	254,928	215,490
Total	$1,479,353	$1,402,567

	For the years ended December 31,
	2016	2015
Depreciation and amortization	$40,004	$40,259
Guarantee fee	-	217,725
Legal and professional expenses	1,276,271	1,520,930
Office related expenses	1,131,255	265,928
Travel and entertainment	218,618	283,405
Amortization of financing costs	-	461,945
Total	$2,666,148	$2,790,192